[SRSY LETTERHEAD]

January 14, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Navigation Funds II (formerly, AssetMark Funds II)
File Nos. 333-170106 and 811-22486

Dear Sir or Madam:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for Navigation Funds II (the “Registrant”).  The Pre-Effective Amendment is being filed with the Securities and Exchange Commission (“SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

This Pre-Effective Amendment is being filed for the purpose of reflecting certain modifications to the disclosure in the Prospectus and Statement of Additional Information, responding to comments provided by the Registrant’s SEC staff examiner, Edward P. Bartz, in a letter dated November 15, 2010.  The Registrant’s responses to certain of Mr. Bartz’s comments are in a separate letter, dated January 14, 2011, which is being filed as EDGAR correspondence today.

Although the Registrant recognizes that the SEC is under no legal obligation to declare the Registrant’s Registration Statement effective within a certain time period, to the extent possible, the Registrant intends to seek to receive an order of effectiveness by March 2011.

Please contact the undersigned directly at (215) 564-8077 or Michael P. O’Hare at (215) 564-8198 with any comments or questions relating to this filing.

Sincerely yours,

/s/ Fabio Battaglia
Fabio Battaglia